Supplement Dated June 15, 2018

to the

Prospectus Dated May 21, 2018

and the

Statement of Additional Information Dated May 21, 2018

for the

Farmers Variable Universal Life

Issued by

Farmers New World Life Insurance Company

through its

Farmers Variable Life Separate Account A

This Supplement updates certain information in your variable life insurance policy (“Policy”) Prospectus and Statement of Additional Information. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Investment Advisor Name Change

Effective on or about July 2, 2018, Deutsche Investment Management Americas Inc., the investment advisor for Deutsche Variable Series I and Deutsche Variable Series II, will be renamed to DWS Investment Management Americas, Inc. As a result of the name change, all references to Deutsche Investment Management Americas Inc. are deleted from your Prospectus and Statement of Additional Information and are replaced with references to DWS Investment Management Americas, Inc.

Fund Name Changes

Effective on or about July 2, 2018, Deutsche Variable Series I will change its name to DWS Variable Series I.

Effective on or about July 2, 2018, Deutsche Variable Series II will change its name to DWS Variable Series II.

As a result of the Fund name changes, all references to Deutsche Variable Series I and Deutsche Variable Series II are deleted from your Prospectus and Statement of Additional Information and replaced with references to DWS Variable Series I and DWS Variable Series II, respectively.

Portfolio Name Changes

Effective on or about July 2, 2018, Deutsche Bond VIP will change its name to DWS Bond VIP.

Effective on or about July 2, 2018, Deutsche Global Small Cap VIP will change its name to DWS Global Small Cap VIP.

Effective on or about July 2, 2018, Deutsche Core Equity VIP will change its name to DWS Core Equity VIP.

Effective on or about July 2, 2018, Deutsche CROCI® International VIP will change its name to DWS CROCI® International VIP.

Effective on or about July 2, 2018, Deutsche CROCI® U.S. VIP will change its name to DWS CROCI® U.S. VIP.

Effective on or about July 2, 2018, Deutsche Government & Agency Securities VIP will change its name to DWS Government & Agency Securities VIP.

Effective on or about July 2, 2018, Deutsche High Income VIP will change its name to DWS High Income VIP.

Effective on or about July 2, 2018, Deutsche Government Money Market VIP will change its name to DWS Government Money Market VIP.

Effective on or about July 2, 2018, Deutsche Small Mid Cap Growth VIP will change its name to DWS Small Mid Cap Growth VIP.

As a result of the Portfolio name changes, all references to Deutsche Bond VIP, Deutsche Global Small Cap VIP, Deutsche Core Equity VIP, Deutsche CROCI® International VIP, Deutsche CROCI® U.S. VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche Government Money Market VIP, and Deutsche Small Mid Cap Growth VIP are deleted from your Prospectus and Statement of Additional Information and replaced with references to DWS Bond VIP, DWS Global Small Cap VIP, DWS Core Equity VIP, DWS CROCI® International VIP, DWS CROCI® U.S. VIP, DWS Government & Agency Securities VIP, DWS High Income VIP, DWS Government Money Market VIP, and DWS Small Mid Cap Growth VIP, respectively.

We have made a corresponding change in the names of the Subaccounts that invest in the foregoing Portfolios.

Supplement Dated June 15, 2018

to the

Prospectus Dated May 21, 2018

and the

Statement of Additional Information Dated May 21, 2018

for the

Farmers Variable Universal Life

Issued by

Farmers New World Life Insurance Company

through its

Farmers Variable Life Separate Account A

This Supplement updates certain information in your variable life insurance policy (“Policy”) Prospectus and Statement of Additional Information. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Portfolio Name Change

Effective on or about July 30, 2018, PIMCO Foreign Bond Fund (U.S. Dollar Hedged) will change its name to PIMCO International Bond Fund (U.S. Dollar Hedged).

As a result of the Portfolio name change, all references to PIMCO Foreign Bond Fund (U.S. Dollar Hedged) are deleted from your Prospectus and Statement of Additional Information and replaced with references to PIMCO International Bond Fund (U.S. Dollar Hedged).

We have made a corresponding change in the name of the Subaccount that invests in the foregoing Portfolio.

Principal Investment Strategies

Effective on or about July 30, 2018, the first paragraph of the “Principal Investment Strategies” section of the Fund Summary in the Fund’s Prospectus shall be deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments. The Fund will invest under normal circumstances in Fixed Income Instruments that are economically tied to at least three non-U.S. countries. The Fund’s investments in Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.